Allison L. Pristash State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

December 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated December 1, 2020, do not differ from those contained in Post-Effective Amendment No. 2,427 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 23, 2020.

iShares Adaptive Currency Hedged MSCI EAFE ETF

iShares China Large-Cap ETF

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Growth Allocation ETF

iShares Core Moderate Allocation ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares Cybersecurity and Tech ETF

iShares ESG Aware Aggressive Allocation ETF

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Growth Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Global Multifactor ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Multifactor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Size Factor ETF

iShares MSCI Intl Small-Cap Multifactor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI Kokusai ETF

iShares MSCI USA Mid-Cap Multifactor ETF

iShares MSCI USA Min Vol Factor ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Multifactor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Small-Cap Multifactor ETF

iShares MSCI USA Value Factor ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

iShares U.S. Tech Breakthrough Multisector ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary

cc: Benjamin J. Haskin, Esq.